PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2021
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	Estimated	September 30,	September 30,
	Useful Life	2021	2020

Furniture and fixtures	5 years	$9,357	$9,357

Leasehold improvements	Life of Lease	$8,983	$8,983

Computer equipment	3 years	$14,416	$11,141

Lab equipment	5 years	$1,000	$1,000

		33,756	30,481

Less – accumulated depreciation		28,516	25,929

Property and equipment, net		$5,240	$4,552